Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance
In accordance with the requirements of Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation
S-K,
we are providing the following information about the relationship between executive compensation actually paid to our NEOs and certain financial performance of the
Corporation. Additional information concerning the Corporation’s compensation philosophy and how the Corporation aligns executive compensation with the Corporation’s performance is provided under the heading “EXECUTIVE COMPENSATION - Compensation Discussion and Analysis” beginning on page 17 of this Proxy Statement.
Pay Versus Performance Table for 2022

Year	Summary Compensation Table Total for PEO 1	Compensation Actually Paid to PEO 2	Average Summary Compensation Table Total for Non-PEO NEOs 3	Average Compensation Actually Paid to Non-PEO NEOs 4	Value of Initial Fixed $100 Investment Based On:		Net Income ($000s) 7	Total Loan Growth (Booked and Sold) ($000s) 8
					Total Shareholder Return 5	Peer Group Total Shareholder Return 6
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2022	$872,313	$856,137	$372,397	$425,613	$98.93	$98.38	$39,427	$2,518,838
2021	$848,289	$890,436	$436,364	$452,940	$106.99	$118.61	$40,546	$1,973,210
2020	$759,105	$725,146	$455,462	$399,099	$75.12	$87.24	$32,192	$2,039,475
1
The dollar amounts reported in column (b) are the amounts of total compensation reported for Mr. Dennis G. Shaffer, President and Chief Executive Officer of the Corporation, for each corresponding year in the “Total” column of the Summary Compensation Table on page 24.

2
The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. Shaffer, as computed in accordance with Item 402(v) of Regulation
S-K.
The
dollar am
ounts do not reflect the actual amount of compensation earned by or pai
d to
Mr. Shaffer during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to Mr. Shaffer’s total compensation for each year to determine the compensation actuall
y
paid
:

Year	Reported Summary Compensation Table Total for PEO	Reported Value of Equity Awards (a)	Equity Award Adjustments (b)	Reported Change in the Actuarial Present Value of Pension Benefits (c)	Pension Benefit Adjustments (d)	Compensation Actually Paid to PEO
2022	$ 872,313	$ (94,433)	$ 73,695	$(39,696)	$ 44,258	$ 856,137
2021	$ 848,289	$(114,401)	$ 166,561	$(50,953)	$ 40,940	$ 890,436
2020	$ 759,105	$ (69,648)	$ 43,802	$(43,774)	$ 35,661	$ 725,146
(a)	Th e grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
(b)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end
fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2022	$84,805	$(12,119)	—	$1,009	—	—	$73,695
2021	$145,619	$20,507	—	$435	—	—	$166,561
2020	$57,428	$(13,755)	—	$129	—	—	$43,802
(c)	The amounts included in this column are the amounts reported in the “Change in Pension and Nonqualified Deferred Compensation” column of the Summary Compensation Table for each applicable year.
(d)
The total pension benefit adjustments for each applicable year include the aggregate of two components: (i) the actuarially determined service cost for services rendered by Mr. Shaffer during the applicable year (the “service cost”); and (ii) the entire cost of benefits granted in a plan amendment (or initiation) during the applicable year that are attributed by the benefit formula to services rendered in periods prior to the plan amendment or initiation (the “prior service cost”), in each case, calculated in accordance with U.S. GAAP. The amounts deducted or added in calculating the pension benefit adjustments are as follows:

YEAR	SERVICE COST	PRIOR SERVICE COST	TOTAL PENSION BENEFIT ADJUSTMENTS
2022	$39,696	$4,562	$44,258
2021	$50,953	$(10,013)	$40,940
2020	$43,774	$(8,113)	$35,661

3
The dollar amounts reported in column (d) represent the average of the amounts reported for the Corporation’s NEOs as a group (excluding Mr. Shaffer, who has served as our President and Chief Executive Officer since 2017) in the “To tal”
column of the Summary Compensation Table in each applicable year. The same four NEOs (excluding Mr. Shaffer) were included for purposes of calculating the average amounts in each of 2022, 2021 and 2020 and included the following: Richard J. Dutton, Charles A. Parcher, Todd A. Michel and Paul J. Stark.

4
The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Shaffer), as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Mr. Shaffer) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to average total compensation for the NEOs as a group (excluding Mr. Shaffer) for each year to determine the compensation actually paid, using the same methodology described above in Note 2:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards	Average Equity Award Adjustments (a)	Average Reported Change in the Actuarial Present Value of Pension Benefits	Average Pension Benefit Adjustments (b)	Average Compensation Actually Paid to Non -PEO NEOs
2022	$372,397	$(41,813)	$30,216	$18,655	$46,158	$425,613
2021	$436,364	$(33,233)	$59,295	$(48,784)	$40,502	$452,940
2020	$455,462	$(30,381)	$12,861	$(80,107)	$44,132	$399,099
(a)	The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average Year End Fair Value of Equity Awards	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Average Equity Award Adjustments
2022	$37,549	$(3,900)	—	$(3,433)	—	—	$30,216
2021	$42,297	$9,170	—	$7,828	—	—	$59,295
2020	$25,050	$(6,763)	—	$(5,427)	—	—	$12,861
(b)	The amounts deducted or added in calculating the total pension benefit adjustments are as follows:

Year	Average Service Cost	Average Prior Service Cost	Total Average Pension Benefit Adjustments
2022	$46,019	$139	$46,158
2021	$48,673	$(8,172)	$40,502
2020	$50,127	$(5,996)	$44,132
5
Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Corporation’s share price at the end and the beginning of the measurement period by the Corporation’s share price at the beginning of the measurement period.

6
Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: S&P U.S. BMI Banks Index.

7	The dollar amounts reported represent the amount of net income reflected in the Corporation’s audited financial statements for the applicable year.
8
While the Corporation uses numerous financial and
non-financial
performance measures for the purpose of evaluating performance for the Corporation’s compensation programs, the Corporation has determined that Total Loan Growth, defined as total loans booked and sold, is the financial performance measure that, in the Corporation’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the Corporation to link compensation actually paid to the Corpo ratio
n’s NEOs, for the most recently completed fiscal year, to Corporation performance.

Company Selected Measure Name	Total Loan Growth
Named Executive Officers, Footnote [Text Block]	The same four NEOs (excluding Mr. Shaffer) were included for purposes of calculating the average amounts in each of 2022, 2021 and 2020 and included the following: Richard J. Dutton, Charles A. Parcher, Todd A. Michel and Paul J. Stark.
Peer Group Issuers, Footnote [Text Block]	Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: S&P U.S. BMI Banks Index.
PEO Total Compensation Amount	$ 872,313	$ 848,289	$ 759,105
PEO Actually Paid Compensation Amount	$ 856,137	890,436	725,146
Adjustment To PEO Compensation, Footnote [Text Block]
The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. Shaffer, as computed in accordance with Item 402(v) of Regulation
S-K.
The
dollar am
ounts do not reflect the actual amount of compensation earned by or pai
d to
Mr. Shaffer during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to Mr. Shaffer’s total compensation for each year to determine the compensation actuall
y
paid
:

Year	Reported Summary Compensation Table Total for PEO	Reported Value of Equity Awards (a)	Equity Award Adjustments (b)	Reported Change in the Actuarial Present Value of Pension Benefits (c)	Pension Benefit Adjustments (d)	Compensation Actually Paid to PEO
2022	$ 872,313	$ (94,433)	$ 73,695	$(39,696)	$ 44,258	$ 856,137
2021	$ 848,289	$(114,401)	$ 166,561	$(50,953)	$ 40,940	$ 890,436
2020	$ 759,105	$ (69,648)	$ 43,802	$(43,774)	$ 35,661	$ 725,146
(a)	Th e grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
(b)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end
fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2022	$84,805	$(12,119)	—	$1,009	—	—	$73,695
2021	$145,619	$20,507	—	$435	—	—	$166,561
2020	$57,428	$(13,755)	—	$129	—	—	$43,802
(c)	The amounts included in this column are the amounts reported in the “Change in Pension and Nonqualified Deferred Compensation” column of the Summary Compensation Table for each applicable year.
(d)
The total pension benefit adjustments for each applicable year include the aggregate of two components: (i) the actuarially determined service cost for services rendered by Mr. Shaffer during the applicable year (the “service cost”); and (ii) the entire cost of benefits granted in a plan amendment (or initiation) during the applicable year that are attributed by the benefit formula to services rendered in periods prior to the plan amendment or initiation (the “prior service cost”), in each case, calculated in accordance with U.S. GAAP. The amounts deducted or added in calculating the pension benefit adjustments are as follows:

YEAR	SERVICE COST	PRIOR SERVICE COST	TOTAL PENSION BENEFIT ADJUSTMENTS
2022	$39,696	$4,562	$44,258
2021	$50,953	$(10,013)	$40,940
2020	$43,774	$(8,113)	$35,661

Non-PEO NEO Average Total Compensation Amount	$ 372,397	436,364	455,462
Non-PEO NEO Average Compensation Actually Paid Amount	$ 425,613	452,940	399,099
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Shaffer), as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Mr. Shaffer) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to average total compensation for the NEOs as a group (excluding Mr. Shaffer) for each year to determine the compensation actually paid, using the same methodology described above in Note 2:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards	Average Equity Award Adjustments (a)	Average Reported Change in the Actuarial Present Value of Pension Benefits	Average Pension Benefit Adjustments (b)	Average Compensation Actually Paid to Non -PEO NEOs
2022	$372,397	$(41,813)	$30,216	$18,655	$46,158	$425,613
2021	$436,364	$(33,233)	$59,295	$(48,784)	$40,502	$452,940
2020	$455,462	$(30,381)	$12,861	$(80,107)	$44,132	$399,099
(a)	The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average Year End Fair Value of Equity Awards	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Average Equity Award Adjustments
2022	$37,549	$(3,900)	—	$(3,433)	—	—	$30,216
2021	$42,297	$9,170	—	$7,828	—	—	$59,295
2020	$25,050	$(6,763)	—	$(5,427)	—	—	$12,861
(b)	The amounts deducted or added in calculating the total pension benefit adjustments are as follows:

Year	Average Service Cost	Average Prior Service Cost	Total Average Pension Benefit Adjustments
2022	$46,019	$139	$46,158
2021	$48,673	$(8,172)	$40,502
2020	$50,127	$(5,996)	$44,132

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid and Cumulative TSR
As demonstrated by the following graph, the amount of compensation actually paid to Mr. Shaffer and the average amount of compensation actually paid to the Corporation’s NEOs as a group (excluding Mr. Shaffer) is generally aligned with the Corporation’s cumulative TSR over the three years presented in the “Pay Versus Performance Table for 2022.” The alignment of compensation actually paid with the Corporation’s cumulative TSR over the period is largely due to the fact that a material portion of the compensation actually paid to Mr. Shaffer and to the other NEOs is comprised of annual incentive bonuses, of which a significant portion is payable in the form of restricted common shares of the Corporation. As further discussed under the heading “EXECUTIVE COMPENSATION - Compensation Discussion and Analysis” beginning on page 17 of this Proxy Statement, the maximum incentive bonuses that could be earned by the NEOs in 2022 was set at 80% of base salary for Mr. Shaffer, 70% of base salary for Messrs. Parcher and Dutton, and 53% for Messrs. Michel and Stark, with the equity portion of the maximum incentive bonuses comprising 44%, 43% and 38% of the maximum incentive bonus amounts for Mr. Shaffer, Messrs. Parcher and Dutton, and Messrs. Michel and Stark, respectively.

Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid and Net Income
As demonstrated by the following graph, the amount of compensation actually paid to Mr. Shaffer and the average amount of compensation actually paid to the Corporation’s NEOs as a group (excluding Mr. Shaffer) is generally aligned with the Corporation’s Net Income over the three years presented in the “Pay Versus Performance Table for 2022”. The alignment of compensation actually paid with the Corporation’s Net Income over the period is due, in part, to the fact that Net Income is one of the specific performance measures used to calculate the cash portion of the annual bonuses awarded to the NEOs. Specifically, net income accounted for 25% of the potential cash portion of the annual bonuses in 2022.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Compensation Actually Paid and Total Loans (Booked and Sold)
The Corporation believes that the Corporation’s Total Loans (Booked and Sold) is an important performance measure, along with TSR and Net Income, to use to link compensation actually paid to the Corporation’s NEOs to the Corporation’s performance. As a financial institution, the Corporation’s performance, and Net Income, is impacted significantly by the volume of loans originated (and either booked or sold) by the Corporation. The following graph compares the amount of compensation actually paid to Mr. Shaffer and the average amount of compensation actually paid to the Corporation’s NEOs as a group (excluding Mr. Shaffer) with the Corporation’s Total Loans (Booked and Sold) over the three years presented in the “Pay Versus Performance Table for 2022”. As demonstrated by the table, the amount of compensation actually paid to Mr. Shaffer and the average amount of compensation actually paid to the Corporation’s NEOs as a group (excluding Mr. Shaffer) increased from 2020 to 2021, notwithstanding the fact that the Corporation’s Total Loans (Booked and Sold) declined slightly from 2020 to 2021. Conversely, from 2021 to 2022, the amount of compensation actually paid to Mr. Shaffer and the average amount of compensation actually paid to the Corporation’s NEOs as a group (excluding Mr. Shaffer) decreased, notwithstanding the fact that the Corporation’s Total Loans (Booked and Sold) increased significantly from 2021 to 2022. The lack of correlation between the compensation amounts and Total Loans (Booked and Sold) during the three-year period can be attributed to the fact that Total Loans (Booked and Sold) comprised only one of several performance measures used to calculate the cash and equity incentive bonuses for the NEOs. Additionally, for 2022, the lack of correlation between the compensation amounts and Total Loans (Booked and Sold) can be attributed, in part, to the Corporation’s acquisition of Comunibanc Corp. and The Henry County Bank on July 1, 2022 and the acquisition of Vision Financial Group, Inc. on October 3, 2022, as these acquisitions resulted in the addition of approximately $235 million to the Corporation’s Total Loans (Booked and Sold) in 2022.

Total Shareholder Return Vs Peer Group [Text Block]
Cumulative TSR of the Corporation and Cumulative TSR of the S&P U.S. BMI Banks Index
As demonstrated by the following graph, the Corporation’s cumulative TSR over the three year period presented in the table was 94%, while the cumulative TSR of the S&P U.S. BMI Banks Index (“Index”) presented for this purpose, was 102% over the three (3) years presented in the table. While the Corporation’s cumulative TSR consistently tracked the performance of the Index, the Corporation’s cumulative TSR outperformed the Index only in 2022. For more information regarding the Corporation’s performance and the companies that the Compensation Committee considers when determining compensation, see “EXECUTIVE COMPENSATION - Compensation Discussion and Analysis” beginning on page 17 of this Proxy Statement.

Tabular List [Table Text Block]
Financial Performance Measures
As further described under the heading “EXECUTIVE COMPENSATION - Compensation Discussion and Analysis” beginning on page 17 of this Proxy Statement, the Corporation’s executive compensation program includes variable components in the form of annual cash and equity incentive awards pursuant to which a significant portion of executive officers’ compensation is tied to the performance of the Corporation. The metrics that the Corporation uses for our cash and equity incentive bonus awards are selected based on an objective of incentivizing our NEOs to increase value to shareholders. The most important financial performance measures used by the Corporation to link executive compensation actually paid to the Corporation’s NEOs, for the most recently completed fiscal year, to the Corporation’s performance are as follows:
Performance Measures for Cash Compensation
:
•	Net Income
•	Efficiency Ratio
•	End of Year Core Deposits
•	Total Loans (Booked and Sold)
Performance Measures for Equity Compensation
:
•	Relative TSR (as compared to a three (3) year average of peer group)
•	ROAE

Total Shareholder Return Amount	$ 98.93	106.99	75.12
Peer Group Total Shareholder Return Amount	98.38	118.61	87.24
Net Income (Loss)	$ 39,427,000	$ 40,546,000	$ 32,192,000
Company Selected Measure Amount	2,518,838,000	1,973,210,000	2,039,475,000
PEO Name	Mr. Dennis G. Shaffer
Company's Total Loan	$ 235,000,000
Net income as Percentage of Potential Annual Cash Bonus	25.00%
Cumulative of Total Shareholder Percentage	94.00%
Cumulative Percentage of Peer Group Total Shareholder	102.00%
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Net Income
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Efficiency Ratio
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	End of Year Core Deposits
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Total Loans (Booked and Sold)
Non-GAAP Measure Description [Text Block]
While the Corporation uses numerous financial and
non-financial
performance measures for the purpose of evaluating performance for the Corporation’s compensation programs, the Corporation has determined that Total Loan Growth, defined as total loans booked and sold, is the financial performance measure that, in the Corporation’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the Corporation to link compensation actually paid to the Corpo ratio
n’s NEOs, for the most recently completed fiscal year, to Corporation performance.

Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Relative TSR (as compared to a three (3) year average of peer group)
Measure [Axis]: 6
Pay vs Performance Disclosure [Table]
Measure Name	ROAE
Pension Benefit Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 44,258	$ 40,940	$ 35,661
Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	39,696	50,953	43,774
Pension Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 4,562	(10,013)	(8,113)
Shaffer [Member]
Pay vs Performance Disclosure [Table]
Maximum Incentive Bonus as percentage of Base Salary	80.00%
Equity Portion of the Maximum Incentive Bonuses	44.00%
Messrs Parcher [Member]
Pay vs Performance Disclosure [Table]
Maximum Incentive Bonus as percentage of Base Salary	70.00%
Equity Portion of the Maximum Incentive Bonuses	43.00%
Messrs Michel [Member]
Pay vs Performance Disclosure [Table]
Maximum Incentive Bonus as percentage of Base Salary	53.00%
Equity Portion of the Maximum Incentive Bonuses	38.00%
Dutton [Member]
Pay vs Performance Disclosure [Table]
Maximum Incentive Bonus as percentage of Base Salary	70.00%
Equity Portion of the Maximum Incentive Bonuses	43.00%
Stark [Member]
Pay vs Performance Disclosure [Table]
Maximum Incentive Bonus as percentage of Base Salary	53.00%
Equity Portion of the Maximum Incentive Bonuses	38.00%
PEO [Member] | Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (94,433)	(114,401)	(69,648)
PEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	73,695	166,561	43,802
PEO [Member] | Change in the Actuarial Present Value of Pension Benefits [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(39,696)	(50,953)	(43,774)
PEO [Member] | Pension Benefit Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	44,258	40,940	35,661
Non-PEO NEO [Member] | Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(41,813)	(33,233)	(30,381)
Non-PEO NEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	30,216	59,295	12,861
Non-PEO NEO [Member] | Change in the Actuarial Present Value of Pension Benefits [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	18,655	(48,784)	(80,107)
Non-PEO NEO [Member] | Pension Benefit Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 46,158	$ 40,502	$ 44,132